Earnings Per Share (Reconciliation of Earnings Per Share) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Net Income attributable to Royal Caribbean Cruises Ltd. for basic and diluted earnings per share	$ 273,136	$ 883,240	$ 472,830	$ 249,681	$ 315,703	$ 810,391	$ 466,295	$ 218,653	$ 1,878,887	$ 1,811,042	$ 1,625,133
Weighted-average common shares outstanding (in shares)									209,405	210,570	214,617
Dilutive effect of stock-based awards (in shares)									525	984	1,077
Diluted weighted-average shares outstanding									209,930	211,554	215,694
Basic earnings per share (in dollars per share)	$ 1.31	$ 4.21	$ 2.26	$ 1.19	$ 1.51	$ 3.88	$ 2.20	$ 1.03	$ 8.97	$ 8.60	$ 7.57
Diluted earnings per share (in dollars per share)	$ 1.30	$ 4.20	$ 2.25	$ 1.19	$ 1.50	$ 3.86	$ 2.19	$ 1.02	$ 8.95	$ 8.56	$ 7.53